Shareholder Report, Holdings (Details) - TappAlpha SPY Growth & Daily Income ETF	Dec. 31, 2024
SPDR S&P 500 ETF Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.78%
First American Government Obligations Fund - Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.78%
Exchange Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.78%
Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.78%